Prepayments and other receivables	12 Months Ended
Dec. 31, 2019
Prepayments and other receivables
Prepayments and other receivables

19           Prepayments and other receivables

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Financial guarantee fee receivable, gross	156,966	55,296
Less: impairment loss allowance	(20,782)	(7,335)
Financial guarantee fee receivable, net (Note a)	136,184	47,961
Deposit	98,097	226,180
Value‑added‑tax deductible	38,688	60,765
Receivable from disposal of equipment to related parties	—	51,695
Advance to suppliers	17,519	38,871
Advance to staffs	13,339	25,339
Receivables for value‑added‑tax paid on behalf of wealth management products	12,498	3,154
Others	21,957	75,644
Less: impairment loss allowance	(1,068)	(1,332)
	337,214	528,277

(a)	Financial guarantee fee receivables, net

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Opening balance	193,187	136,184
Addition arising from new contracts	50,889	—
Cash received	(114,076)	(81,884)
Unwinding interest income including value‑added‑tax (Note 8(a))	46,946	23,373
Impairment loss(Note 8(a))	(40,762)	(29,712)
Ending balance	136,184	47,961

Movements in the impairment loss allowance of financial guarantee fee receivables are as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	(3,863)	(20,782)
Additions	(9,271)	(40,762)	(29,712)
Write off	5,408	23,843	43,159
End of the year	(3,863)	(20,782)	(7,335)

(b)	Movements in the impairment loss allowance of prepayments and other receivables are as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(1,068)
Acquisition of subsidiary	—	(1,117)	—
Additions	—	—	(4,874)
Reversal	—	49	9
Write-off	—	—	4,601
End of the year	—	(1,068)	(1,332)